UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	VANGUARD TREASURY FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1:	Schedule of Investments

Vanguard Treasury Money Market Fund
Schedule of Investments
November 30, 2005

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S GOVERNMENT SECURITIES (99.9%)

U.S. Treasury Bill	3.443%-3.756%	12/1/05	19,305	19,305
U.S. Treasury Bill	3.465%-3.700%	12/8/05	302,411	302,209
U.S. Treasury Bill	3.562%-3.934%	12/22/05	550,865	549,679
U.S. Treasury Bill	3.493%-3.902%	12/29/05	333,853	332,847
U.S. Treasury Bill	3.547%	1/5/06	215,000	214,265
U.S. Treasury Bill	3.878%	1/26/06	435,000	432,402
U.S. Treasury Bill	3.924%	2/2/06	344,000	341,661
U.S. Treasury Bill	3.729%-3.926%	2/9/06	378,376	375,559
U.S. Treasury Bill	3.944%-3.954%	2/16/06	590,000	585,070
U.S. Treasury Bill	3.979%	2/23/06	1,340,000	1,327,681
U.S. Treasury Bill	3.797%	3/30/06	195,000	192,599

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4.673,277)				4,673,277

Other Assets and Liabilities—Net (0.1%)				6,689

Net Assets (100%)				$4,679,966

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.